Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
11.	SEGMENT INFORMATION
The Company presents segment information after elimination of inter-company transactions. In general, revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates cost of revenues and operating expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant cost of revenues and operating expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.
The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues:
Internet business	4,898,350	3,444,573	1,465,899	224,659
AI and others	83,355	143,122	86,746	13,294

Total revenues	4,981,705	3,587,695	1,552,645	237,953

Operating income (loss):
Internet business	722,453	(78,179)	190,427	29,184
AI and others	(170,113)	(359,628)	(640,560)	(98,170)
Unallocated expenses(i)	(85,118)	(673,105)	(80,982)	(12,411)

Total operating income (loss)	467,222	(1,110,912)	(531,115)	(81,397)

(i)	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.